Short-Term Borrowings	12 Months Ended
Dec. 31, 2011
Short-term Debt [Abstract]
Short-term Borrowings
16.    Short-term Borrowings
The following table presents the composition of our short-term borrowings portfolio.

	2011			2010
December 31, ($ in millions)	Unsecured	Secured	Total	Unsecured	Secured	Total
Demand notes	$2,756	$—	$2,756	$2,033	$—	$2,033
Bank loans and overdrafts	1,613	—	1,613	1,970	—	1,970
Federal Home Loan Bank	—	1,400	1,400	—	1,300	1,300
Other (a)	146	1,765	1,911	224	1,981	2,205
Total short-term borrowings	$4,515	$3,165	$7,680	$4,227	$3,281	$7,508
Weighted average interest rate (b)			3.6%			3.5%

(a)	Other primarily includes nonbank secured borrowings at our Mortgage and International Automotive Finance operations.

(b)	Based on the debt outstanding and the interest rate at December 31 of each year.